OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008

January 9, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Integrity Funds, on behalf of Oppenheimer Global Unconstrained Bond Fund
Post-Effective Amendment No. 71 under the Securities Act
 and Amendment No. 70under the Investment Company Act
File Nos. 2-76547; 811-03420

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act“), on behalf of Oppenheimer Global Unconstrained Bond Fund (the “Fund”), a series of Oppenheimer Integrity Funds (the “Registrant”). This filing constitutes Post-Effective Amendment No. 70 under the Securities Act and Amendment No. 71 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act to register shares of the Fund. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant respectfully requests selective review of the Amendment.

The Registrant believes that selective review is proper because the Registration Statement contains disclosure that is not substantially different than the disclosure contained in the Registrant's earlier Registration Statement filed under Rule 485(a) on December 8, 2017, constituting Post-Effective Amendment No. 69 under the Securities Act and Amendment No. 70 under the Investment Company Act (SEC Accession No. 0000728889-17-002567) (the “Prior 485(a) Filing”). The material differences between the disclosure in the Prior 485(a) Filing and the Amendment are in the following sections in the Prospectus:

•	Principal Investment Strategies
•	Appendix B: Prior Performance Information of Similar Account

The Amendment has been tagged to indicate paragraphs that include changes in response to certain comments of the Securities and Exchange Commission (the “Commission”) Staff on the Prior 485(a) Filing, as well as other non-material changes to the Registration Statement. This filing also includes, under separate letter, our response addressing the comments of the Commission Staff.

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Carolyn Liu-Hartman
Vice President & Associate General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
(212) 323-5905
cliuhartman@ofiglobal.com

Sincerely,
/s/ Carolyn Liu-Hartman
Carolyn Liu-Hartman Vice President & Associate General Counsel

cc:	Sally Samuel, Esq. Mark Cowan, Esq. Taylor Edwards, Esq. KPMG LLP Gloria LaFond